Cover Page Cover Page	May 06, 2020
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	May 06, 2020
Amendment Flag	true
Amendment Description	Interim President & CEO compensation arrangements
Entity Registrant Name	CenterPoint Energy, Inc.
Entity Central Index Key	0001130310
Entity File Number	1-31447
Entity Tax Identification Number	74-0694415
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1111 Louisiana
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	207-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock | New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CNP
Security Exchange Name	NYSE
Common Stock | Chicago Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CNP
Security Exchange Name	CHX
Depositary Shares | New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares for 1/20 of 7.00% Series B Mandatory Convertible Preferred Stock, $0.01 par value
Trading Symbol	CNP/PB
Security Exchange Name	NYSE